Property, Plant And Equipment (Changes In Net Carrying Amounts Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,702	$ 4,394
Additions	1,109	1,207
Transfers	0	0
Amortization	(872)	(889)
Disposals and writedown	(22)	(10)
Divestment	(34)	0
Property, plant and equipment	4,883	4,702
Cable And Telecommunications Distribution System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,364	3,112
Additions	306	578
Transfers	295	208
Amortization	(540)	(524)
Disposals and writedown	(1)	(10)
Divestment	(4)	0
Property, plant and equipment	3,420	3,364
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	386	408
Additions	218	246
Transfers	0	0
Amortization	(236)	(268)
Disposals and writedown	0	0
Divestment	0	0
Property, plant and equipment	368	386
Satelite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	65	60
Additions	11	19
Transfers	0	0
Amortization	(16)	(14)
Disposals and writedown	0	0
Divestment	0	0
Property, plant and equipment	60	65
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	403	428
Additions	2	4
Transfers	4	0
Amortization	(30)	(29)
Disposals and writedown	(4)	0
Divestment	0	0
Property, plant and equipment	375	403
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	269	285
Additions	9	27
Transfers	18	11
Amortization	(50)	(54)
Disposals and writedown	(17)	0
Divestment	(30)	0
Property, plant and equipment	199	269
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	215	101
Additions	563	333
Transfers	(317)	(219)
Amortization	0	0
Disposals and writedown	0	0
Divestment	0	0
Property, plant and equipment	$ 461	$ 215